Fair Value of Financial Assets and Liabilities - Schedule of Fair value of Liability Measured Using Level 3 Inputs (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Fair Value Disclosures [Abstract]
Beginning balance,Warrant Liabilities	$ 100
Change in fair value of warrant liability	300
Reclassification of Warrant liability	$ (400)